Employees (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Average number of persons, including Executive Directors, employed by the Company
The average number of persons, including Executive Directors, employed by the Company is as follows:

	Years ended December 31,
	2012	2011	2010
Global	4,304	4,042	3,931

North America	6,323	6,479	6,710
International	6,843	6,634	6,460
Total Retail	13,166	13,113	13,170
Total average number of employees for the year	17,470	17,155	17,101

Salaries and benefit expenses
Salaries and benefits expense comprises the following:

	Years ended December 31,
	2012	2011	2010
	(millions)
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)	$2,258	$1,776	$1,618
Share-based compensation	32	41	47
Severance costs	6	89	15
Social security costs	133	130	119
Retirement benefits — defined benefit plan expense	2	11	35
Retirement benefits — defined contribution plan expense	44	40	34
Total salaries and benefits expense	$2,475	$2,087	$1,868

Severance liability
At December 31, 2012, the Company’s severance liability under the 2011 Operational Review was:

Severance
(millions)
Balance at January 1, 2011	$—
Severance costs accrued	89
Cash payments	(64)
Foreign exchange	(1)
Balance at December 31, 2011	$24
Cash payments	(20)
Balance at December 31, 2012	$4

Cash retention awards
The following table sets out the amount of cash retention awards made and the related amortization of those awards for the years ended December 31, 2012, 2011 and 2010:

	Years ended December 31,
	2012	2011	2010
	(millions)
Cash retention awards made	$221	$210	$196
Amortization of cash retention awards included in salaries and benefits	216	185	119